Equity-based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Feb. 13, 2023	Nov. 08, 2022	Sep. 30, 2019
Awards granted under the Equity Incentive Plan
Unrecognized compensation expense	$ 77,826
Employee Share Purchase Plan [Member]
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted				2,400,000	2,400,000
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 24,721	$ 33,096	$ 27,023
Aggregate intrinsic value of stock options outstanding	33,662
Aggregate intrinsic value of stock options exercisable	30,120
Unrecognized compensation expense	$ 1,805
Share issuable under ESPP	0
Share based compensation discount from purchased market price offering rate	85.00%
Restricted Stock [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	$ 60,646	40,615	25,400
Restricted Stock Units (RSUs) [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	$ 13,125	$ 5,891	$ 3,282
Minimum [Member]
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted						67,550,000
Awards granted under the Equity Incentive Plan, vesting period	3 years
Maximum [Member]
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted	70,550,000
Awards granted under the Equity Incentive Plan, vesting period	4 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Awards granted under the Equity Incentive Plan
Share based compensation payment award maximum employee subscription rate	10.00%